Segment Information - Pork Segment (Details) $ in Millions		3 Months Ended	12 Months Ended		24 Months Ended
	Aug. 30, 2017 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 segment	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Segment Information
Number of reportable segments | segment			6
One-time Federal blender's credits recognized as revenue		$ 42
Tax expense (benefit) on Federal blender's credits recognized as revenue		(4)
Pork
Segment Information
One-time Federal blender's credits recognized as revenue		42
Tax expense (benefit) on Federal blender's credits recognized as revenue		$ 0
Pork | New Fashion Pork, LLP
Segment Information
Acquisition of business, cash consideration	$ 40
Pork | Hog growing operations
Segment Information
Acquisition of business, cash consideration				$ 219	$ 40